PROMISSORY NOTES (Details Narrative) (USD $)	12 Months Ended	30 Months Ended
	Nov. 30, 2012	Nov. 30, 2012
Promissory Notes Details Narrative
Issuance of promissory notes	$ 400,000	$ 400,000
Interest expense	$ 43,155	$ 43,155
Interest rate on notes payable	16.00%